UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: June 30, 2009





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management, Co. LLC

295 Devonshire Street

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management, Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, August 12, 2009





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    16

Form 13F information Table Value Total:    $1538

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Avigen, Inc.                   COM              053690103       23    17081 SH       SOLE                    17081
Borland Software Corporation   COM              099849101      129   100000 SH       SOLE                   100000
Cavalier Homes, Inc.           COM              149507105       27    10000 SH       SOLE                    10000
Centennial Communications Corp CL A NEW         15133v208      109    13000 SH       SOLE                    13000
Centex Corporation             COM              152312104      127    15000 SH       SOLE                    15000
Entrust, Inc.                  COM              293848107       67    37000 SH       SOLE                    37000
Monogram Biosciences, Inc.     COM NEW          60975u207       91    20000 SH       SOLE                    20000
NOVA Chemicals Corporation     COM              66977w109       59    10000 SH       SOLE                    10000
Nuveen Senior Income Fund      COM              67067y104      112    23900 SH       SOLE                    23900
Putnam Master Intermdiate Inco SH BEN INT       746909100      126    25000 SH       SOLE                    25000
Schering-Plough Corporation    COM              806605101      201     8000 SH       SOLE                     8000
Sun Microsystems, Inc.         COM NEW          866810203      157    17000 SH       SOLE                    17000
Taro Pharmaceutical Industries COM              011571786       99    11325 SH       SOLE                    11325
Tween Brands, Inc.             COM              901166108      107    16000 SH       SOLE                    16000
UTS Energy Corporation         COM              903396109       67    50000 SH       SOLE                    50000
Zila, Inc.                     COM PAR $.001    989513304       37   100000 SH       SOLE                   100000